Consolidated Statement of Comprehensive Income (Loss) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statement of Comprehensive Income (Loss) (Unaudited)
Net income	$ 683	$ 925	$ 1,735	$ 1,821
Other comprehensive income (loss):
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	518	(1,790)	1,055	(2,166)
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	1	(5)	3	4
Net changes in benefit plan assets and obligations	15	26	30	54
Net changes in unrealized foreign currency translation	97	(73)	54	(169)
Other comprehensive income (loss) before income taxes	631	(1,842)	1,142	(2,277)
Income tax expense (benefit)	196	(636)	390	(761)
Other comprehensive income (loss), net of taxes	435	(1,206)	752	(1,516)
Comprehensive income (loss)	$ 1,118	$ (281)	$ 2,487	$ 305